State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206-5049

November 3, 2005

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses dated October 31, 2005 for the Munder Balanced Fund, Munder Bond Fund, Munder Cash Investment Fund, Munder Index 500 Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder Internet Fund, Munder Large-Cap Core Growth Fund, Munder Large-Cap Value Fund, Munder Michigan Tax-Free Bond Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small-Mid Cap Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund, and Munder Technology Fund do not differ from those contained in Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2005.

If you have any questions, please contact me at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Vice President and Counsel

cc:	S. Shenkenberg
J. Kanter